Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	001-40682
Entity Registrant Name	Nogin, Inc.
Entity Central Index Key	0001841800
Entity Tax Identification Number	86-1370703
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 E. 34th St
Entity Address, Address Line Two	Ste 137
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	949
Local Phone Number	222-0209
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false